Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Dividends [Abstract]
Schedule of dividends on ordinary shares
Shareholders who have already joined the dividend reinvestment plan will automatically receive shares instead of the cash dividend. Key dates for the payment of the recommended dividend are:

Shares quoted ex-dividend	4 August 2022

Record date	5 August 2022

Final date for joining or leaving the dividend reinvestment plan	19 August 2022

Dividend paid	12 September 2022